UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-09835
Capital Growth Portfolio
(Exact Name of registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Address of Principal Executive Offices)
Maureen A. Gemma
The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
(617) 482-8260
(registrant’s Telephone Number)
December 31
Date of Fiscal Year End
December 31, 2008
Date of Reporting Period

Item 1. Reports to Stockholders

Capital Growth Portfolio as of December 31, 2008

PORTFOLIO OF INVESTMENTS

Common Stocks — 86.3%
Security	Shares	Value

Aerospace & Defense — 2.2%

BE Aerospace, Inc.(1)	154,000	$1,184,260
Goodrich Corp.	12,000	444,240

		$1,628,500

Airlines — 1.5%

AMR Corp.(1)	82,000	$874,940
UAL Corp.(2)	26,000	286,520

		$1,161,460

Beverages — 1.3%

Central European Distribution Corp.(1)	5,769	$113,649
Heckmann Corp.(1)(2)	154,000	870,100

		$983,749

Biotechnology — 2.9%

Biogen Idec, Inc.(1)	5,243	$249,724
Genzyme Corp.(1)	29,300	1,944,641

		$2,194,365

Capital Markets — 1.4%

Aberdeen Asset Management PLC	47,080	$82,116
MF Global, Ltd.(1)(2)	474,000	966,960

		$1,049,076

Chemicals — 7.9%

Innophos Holdings, Inc.	46,897	$929,030
Lubrizol Corp.	32,800	1,193,592
Monsanto Co.	7,340	516,369
NewMarket Corp.	27,000	942,570
Potash Corp. of Saskatchewan, Inc.	18,083	1,324,037
Syngenta AG	5,400	1,049,034

		$5,954,632

Commercial Banks — 2.3%

Wells Fargo & Co.	58,700	$1,730,476

		$1,730,476

Commercial Services & Supplies — 0.8%

Waste Management, Inc.	18,000	$596,520

		$596,520

Communications Equipment — 2.0%

Research In Motion, Ltd.(1)	38,000	$1,542,040

		$1,542,040

Construction & Engineering — 3.3%

Chicago Bridge & Iron Co. NV	42,000	$422,100
Granite Construction, Inc.(2)	29,900	1,313,507
Jacobs Engineering Group, Inc.(1)	15,163	729,340
Perini Corp.(1)	2,161	50,524

		$2,515,471

Consumer Finance — 2.6%

SLM Corp.(1)(2)	217,851	$1,938,874

		$1,938,874

Diversified Consumer Services — 2.2%

H&R Block, Inc.	72,800	$1,654,016

		$1,654,016

Diversified Financial Services — 1.9%

IntercontinentalExchange, Inc.(1)	17,500	$1,442,700

		$1,442,700

Energy Equipment & Services — 1.1%

Pride International, Inc.(1)	53,147	$849,289

		$849,289

Food & Staples Retailing — 0.6%

SUPERVALU, Inc.	29,000	$423,400

		$423,400

Food Products — 0.9%

Corn Products International, Inc.	24,000	$692,400

		$692,400

Health Care Equipment & Supplies — 2.4%

Kinetic Concepts, Inc.(1)	10,845	$208,007
Thoratec Corp.(1)	48,800	1,585,512

		$1,793,519

See notes to financial statements

Capital Growth Portfolio as of December 31, 2008

PORTFOLIO OF INVESTMENTS CONT’D

Security	Shares	Value

Health Care Providers & Services — 1.3%

Catalyst Health Solutions, Inc.(1)	15,000	$365,250
DaVita, Inc.(1)	11,900	589,883

		$955,133

Hotels, Restaurants & Leisure — 1.0%

Scientific Games Corp., Class A(1)	45,000	$789,300

		$789,300

Industrial Conglomerates — 0.7%

Textron, Inc.	40,000	$554,800

		$554,800

Insurance — 9.8%

Admiral Group PLC	26,000	$343,198
Allied World Assurance Holdings, Ltd., Bermuda	38,500	1,563,100
Fairfax Financial Holdings, Ltd.	1,500	470,115
Fidelity National Financial, Inc., Class A	141,200	2,506,300
First American Corp.	17,017	491,621
HCC Insurance Holdings, Inc.	21,000	561,750
MetLife, Inc.	43,300	1,509,438

		$7,445,522

Internet & Catalog Retail — 2.6%

Priceline.com, Inc.(1)(2)	26,500	$1,951,725

		$1,951,725

Internet Software & Services — 3.0%

Equinix, Inc.(1)(2)	40,300	$2,143,557
MercadoLibre, Inc.(1)	10,000	164,100

		$2,307,657

IT Services — 4.2%

Euronet Worldwide, Inc.(1)	91,000	$1,056,510
MasterCard, Inc., Class A	10,700	1,529,351
Satyam Computer Services, Ltd. ADR(2)	54,553	493,159
Wright Express Corp.(1)	5,600	70,560

		$3,149,580

Marine — 0.7%

Diana Shipping, Inc.	40,000	$510,400

		$510,400

Media — 3.2%

Central European Media Enterprises, Ltd., Class A(1)(2)	16,037	$348,324
Liberty Media Corp. – Entertainment(1)	96,000	1,678,080
Virgin Media, Inc.	82,000	409,180

		$2,435,584

Metals & Mining — 0.4%

Steel Dynamics, Inc.	30,000	$335,400

		$335,400

Multiline Retail — 1.0%

Big Lots, Inc.(1)(2)	50,430	$730,731

		$730,731

Oil, Gas & Consumable Fuels — 4.7%

Goodrich Petroleum Corp.(1)(2)	31,211	$934,769
Paladin Energy, Ltd.(1)	502,000	906,812
Petrohawk Energy Corp.(1)	69,462	1,085,691
Walter Industries, Inc.	35,000	612,850

		$3,540,122

Pharmaceuticals — 0.3%

Perrigo Co.	7,900	$255,249

		$255,249

Real Estate Investment Trusts (REITs) — 2.9%

Annaly Capital Management, Inc.	126,693	$2,010,618
Chimera Investment Corp.	45,455	156,820

		$2,167,438

Road & Rail — 0.2%

Werner Enterprises, Inc.	10,000	$173,400

		$173,400

Semiconductors & Semiconductor Equipment — 2.6%

Atheros Communications, Inc.(1)	20,300	$290,493
Cypress Semiconductor Corp.(1)	280,000	1,251,600
Tessera Technologies, Inc.(1)	38,000	451,440

		$1,993,533

See notes to financial statements

Capital Growth Portfolio as of December 31, 2008

PORTFOLIO OF INVESTMENTS CONT’D

Security	Shares	Value

Software — 1.4%

Check Point Software Technologies, Ltd.(1)	20,400	$387,396
Electronic Arts, Inc.(1)	43,000	689,720

		$1,077,116

Specialty Retail — 1.9%

Advance Auto Parts, Inc.	43,087	$1,449,878

		$1,449,878

Textiles, Apparel & Luxury Goods — 1.9%

Gildan Activewear, Inc.(1)(2)	122,300	$1,438,248

		$1,438,248

Transportation Infrastructure — 1.1%

Aegean Marine Petroleum Network, Inc.	51,000	$864,960

		$864,960

Water Utilities — 2.0%

Cia de Saneamento Basico do Estado de Sao Paulo ADR	62,234	$1,506,685

		$1,506,685

Wireless Telecommunication Services — 2.1%

Crown Castle International Corp.(1)	90,000	$1,582,200

		$1,582,200

Total Common Stocks
(identified cost $69,563,960)		$65,365,148

Investment Funds — 8.7%
Security	Shares	Value

Capital Markets — 8.7%

iShares Russell 2000 Index Fund	45,500	$2,241,785
iShares Russell Midcap Growth Index Fund	24,000	751,680
MidCap SPDR Trust, Series 1	22,500	2,186,100
SPDR Trust, Series 1	15,800	1,425,792

		$6,605,357

Total Investment Funds
(identified cost $6,296,421)		$6,605,357

Short-Term Investments — 18.9%
	Interest
Description	(000’s omitted)	Value

Cash Management Portfolio, 0.75%(3)	$3,724	$3,724,299
Eaton Vance Cash Collateral Fund, LLC, 2.22%(3)(4)	10,584	10,583,544

Total Short-Term Investments
(identified cost $14,363,661)		$14,307,843

Total Investments — 113.9%
(identified cost $90,224,042)		$86,278,348

Other Assets, Less Liabilities — (13.9)%		$(10,497,953)

Net Assets — 100.0%		$75,780,395

Industry classifications included in the Portfolio of Investments are unaudited.

ADR - American Depository Receipt

(1)	Non-income producing security.

(2)	All or a portion of this security was on loan at December 31, 2008.

(3)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2008.

(4)	The investment in Cash Collateral Fund, LLC includes the value of invested cash collateral received for securities on loan at December 31, 2008. The related cost of the invested cash collateral, which represents the liability of the Portfolio to repay collateral amounts upon the return of loaned securities, is included in Other Assets, Less Liabilities. At December 31, 2008, the investment in Cash Collateral Fund, LLC also includes an allocation of the change in unrealized depreciation from security loans that were terminated with the counterparty, for which the repayment obligations were settled by the Portfolio using other available cash.

See notes to financial statements

Capital Growth Portfolio as of December 31, 2008

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of December 31, 2008

Assets

Unaffiliated investments, at value including $9,787,584 of securities on loan (identified cost, $75,860,381)	$71,970,505
Affiliated investments, at value (identified cost, $14,363,661)	14,307,843
Dividends and interest receivable	155,252
Interest receivable from affiliated investment	6,069
Securities lending income receivable	53,699

Total assets	$86,493,368

Liabilities

Collateral for securities loaned	$10,600,805
Payable to affiliate for investment adviser fee	33,997
Payable to affiliate for Trustees’ fees	1,118
Accrued expenses	77,053

Total liabilities	$10,712,973

Net Assets applicable to investors’ interest in Portfolio	$75,780,395

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$79,726,152
Net unrealized depreciation (computed on the basis of identified cost)	(3,945,757)

Total	$75,780,395

Statement of Operations

For the Year Ended
December 31, 2008

Investment Income

Dividends (net of foreign taxes, $21,644)	$962,448
Interest	46
Securities lending income, net	592,944
Interest income allocated from affiliated investments	227,623
Expenses allocated from affiliated investment	(36,298)

Total investment income	$1,746,763

Expenses

Investment adviser fee	$700,954
Trustees’ fees and expenses	6,018
Custodian fee	107,129
Legal and accounting services	66,708
Miscellaneous	6,489

Total expenses	$887,298

Net investment income	$859,465

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions (identified cost basis)	$(41,897,182)
Investment transactions allocated from affiliated investment	(122,902)
Foreign currency transactions	20,293

Net realized loss	$(41,999,791)

Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	$(34,017,150)
Foreign currency	(37)

Net change in unrealized appreciation (depreciation)	$(34,017,187)

Net realized and unrealized loss	$(76,016,978)

Net decrease in net assets from operations	$(75,157,513)

See notes to financial statements

Capital Growth Portfolio as of December 31, 2008

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

Increase (Decrease)	Year Ended	Year Ended
in Net Assets	December 31, 2008	December 31, 2007

From operations —
Net investment income	$859,465	$971,807
Net realized gain (loss) from investment and foreign currency transactions	(41,999,791)	24,567,250
Net change in unrealized appreciation (depreciation) of investments and foreign currency	(34,017,187)	4,725,370

Net increase (decrease) in net assets from operations	$(75,157,513)	$30,264,427

Capital transactions —
Contributions	$40,987,139	$25,178,268
Withdrawals	(27,445,848)	(23,327,100)

Net increase in net assets from capital transactions	$13,541,291	$1,851,168

Net increase (decrease) in net assets	$(61,616,222)	$32,115,595

Net Assets

At beginning of year	$137,396,617	$105,281,022

At end of year	$75,780,395	$137,396,617

See notes to financial statements

Capital Growth Portfolio as of December 31, 2008

FINANCIAL STATEMENTS CONT’D

Supplementary Data

	Year Ended December 31,

	2008	2007	2006		2005		2004

Ratios/Supplemental Data

Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(1)	0.79%	0.76%	0.76	%(2)	0.75	%(2)	0.77	%(2)
Net investment income (loss)	0.73%	0.84%	0.80%		0.24%		(0.08)%
Portfolio Turnover	293%	175%	158%		222%		213%

Total Return	(50.32)%	31.07%	19.52%		3.32%		14.79	%(3)

Net assets, end of year (000’s omitted)	$75,780	$137,397	$105,281		$113,076		$102,319

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	The investment adviser waived a portion of its investment adviser fee (equal to less than 0.01% of average daily net assets for the years ended December 31, 2006 and 2004 and equal to 0.01% of average daily net assets for the year ended December 31, 2005).

(3)	The net realized gain on disposal of investments purchased which did not meet the Portfolio’s investment guidelines had no effect on total return.

See notes to financial statements

Capital Growth Portfolio as of December 31, 2008

NOTES TO FINANCIAL STATEMENTS

1   Significant Accounting Policies

Capital Growth Portfolio (the Portfolio) is a New York trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek growth of capital. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At December 31, 2008, Eaton Vance Balanced Fund held an 86.0% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Short-term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The independent service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

The Portfolio may invest in Cash Management Portfolio (Cash Management) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), affiliated investment companies managed by Boston Management and Research (BMR) and Eaton Vance Management (EVM), respectively. Cash Management and Cash Collateral Fund normally value their investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Management and Cash Collateral Fund may value their investment securities based on available market quotations provided by a pricing service. At December 31, 2008, Cash Collateral Fund valued its investments based on available market quotations.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income,

Capital Growth Portfolio as of December 31, 2008

NOTES TO FINANCIAL STATEMENTS CONT’D

net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of December 31, 2008, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended December 31, 2008 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

2   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR, a subsidiary of EVM, as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.625% of the Portfolio’s average daily net assets up to and including $170 million and 0.50% of average daily net assets over $170 million and is payable monthly. The portion of the adviser fee payable by Cash Management on the Portfolio’s investment of cash therein is credited against the Portfolio’s adviser fee. For the year ended December 31, 2008, the Portfolio’s adviser fee totaled $735,373 of which $34,419 was allocated from Cash Management and $700,954 was paid or accrued directly by the Portfolio. For the year ended December 31, 2008, the Portfolio’s adviser fee, including the portion allocated from Cash Management, was 0.625% of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2008, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $347,176,490 and $329,812,296, respectively, for the year ended December 31, 2008.

4   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at December 31, 2008, as

Capital Growth Portfolio as of December 31, 2008

NOTES TO FINANCIAL STATEMENTS CONT’D

determined on a federal tax income tax basis, were as follows:

Aggregate cost	$94,060,187

Gross unrealized appreciation	$2,086,707
Gross unrealized depreciation	(9,868,546)

Net unrealized depreciation	$(7,781,839)

The net unrealized depreciation on foreign currency transactions at December 31, 2008 on a federal income tax basis was $63.

5   Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2008.

6   Securities Lending Agreement

The Portfolio has established a securities lending agreement with SSBT as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or U.S. Government securities in an amount at least equal to the market value of the securities on loan. Cash collateral is invested in Cash Collateral Fund. The Portfolio earns interest on the amount invested in Cash Collateral Fund but it must pay the broker a loan rebate fee computed as a varying percentage of the collateral received. The loan rebate fee paid by the Portfolio amounted to $272,146 for the year ended December 31, 2008. At December 31, 2008, the value of the securities loaned and the value of the collateral received amounted to $9,787,584 and $10,600,805, respectively. In the event of counterparty default, the Portfolio is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears risk in the event that invested collateral is not sufficient to meet obligations due on loans.

7   Fair Value Measurements

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective January 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2008, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

		Investments in
	Valuation Inputs	Securities

Level 1	Quoted Prices	$70,496,158
Level 2	Other Significant Observable Inputs	15,782,190
Level 3	Significant Unobservable Inputs	—

Total		$86,278,348

The Portfolio held no investments or other financial instruments as of December 31, 2007 whose fair value was determined using Level 3 inputs.

Capital Growth Portfolio as of December 31, 2008

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Investors of
Capital Growth Portfolio:
We have audited the accompanying statement of assets and liabilities of Capital Growth Portfolio (the “Portfolio”), including the portfolio of investments, as of December 31, 2008, the related statement of operations for the year then ended, and the statements of changes in net assets and the supplementary data for each of the two years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits. The supplementary data for the year ended December 31, 2006, and all prior periods presented were audited by other auditors. Those auditors expressed an unqualified opinion on the supplementary data in their report dated February 27, 2007.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Capital Growth Portfolio as of December 31, 2008, the results of its operations for the year then ended, and the changes in its net assets and the supplementary data for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 16, 2009

Capital Growth Portfolio

SPECIAL MEETING OF INTERESTHOLDERS (Unaudited)

The Portfolio held a Special Meeting of Interestholders on November 14, 2008 to elect Trustees. The results of the vote were as follows:

	Interest in the Portfolio
Nominee for Trustee	For	Withheld

Benjamin C. Esty	84%	2%
Thomas E. Faust Jr.	84%	2%
Allen R. Freedman	84%	2%
William H. Park	84%	2%
Ronald A. Pearlman	84%	2%
Helen Frame Peters	84%	2%
Heidi L. Steiger	84%	2%
Lynn A. Stout	84%	2%
Ralph F. Verni	84%	2%

Results are rounded to the nearest whole number.

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).

Item 4. Principal Accountant Fees and Services
The following table presents the aggregate fees billed to the registrant for the registrant’s respective fiscal years ended December 31, 2007 and December 31, 2008 by the Fund’s principal accountant for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by the principal accountant during those periods. PricewaterhouseCoopers LLP was the principal accountant for the fiscal years ended 2006. During the fiscal years ended 2007, PricewaterhouseCoopers LLP was replaced by D&T.

Fiscal Years Ended	12/31/2007	12/31/2008

	D&T	D&T
Audit Fees	$38,000	$40,365
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$15,000	$17,790
All Other Fees(3)	$0	$101

Total	$53,000	$58,256

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.
For the fiscal years ended December 31, 2007 and December 31, 2008, the registrant was billed $35,000 and $40,000, respectively, by Deloitte & Touche LLP (“D&T”), the principal accountant for the Funds, for work done in connection with its Rule 17Ad-13 examination of Eaton Vance Management’s assertion that it has maintained an effective internal control; structure over the sub-transfer agent and registrar functions, such services being pre-approved in accordance with Rule 2-01(c)(7) (ii) of Regulation S-X.
(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.
The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.
(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.
(f) Not applicable.
(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by the registrant’s principal accountant for the registrant’s fiscal year ended December 31, 2007 and the fiscal year ended December 31, 2008; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization for the registrant’s principal accountant for the last 2 fiscal years of the Portfolio. During the fiscal years ended 2007, PricewaterhouseCoopers LLP was replaced by D&T.

Fiscal Years Ended	12/31/2007	12/31/2008

	D&T	D&T
Registrant	$15,000	$17,790
Eaton Vance(1)	$281,446	$345,473

(1)	The Investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Eaton Vance Corp.
(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5. Audit Committee of Listed registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not required in this filing.
Item 10. Submission of Matters to a Vote of Security Holders.
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Capital Growth Portfolio

By:	/s/ Duncan W. Richardson Duncan W. Richardson
President

Date:	February 16, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	February 16, 2009

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	February 16, 2009